Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Material Income And Expense [Abstract]
Summary of Operating Expenses

Sales and marketing expenses

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Wages, salaries, benefits and social security costs	8,362	4,515	4,303
External marketing expenses	2,070	1,208	3,526
Amortization of intangible assets	1,817	1,817	1,873
Share-based payments	524	63	—
Other	1,294	500	1,160
Total sales and marketing expenses	14,067	8,103	10,862

Technology expenses

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Wages, salaries, benefits and social security costs	3,296	2,183	2,225
Depreciation of property and equipment	46	13	5
Amortization of intangible assets	129	15	—
Share-based payments	—	91	—
Other	476	201	268
Total technology expenses	3,947	2,503	2,498

General and administrative expenses

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Wages, salaries, benefits and social security costs	4,044	3,114	1,757
Share-based payments	1,471	217	—
Depreciation of property and equipment	130	110	105
Amortization of right-of-use assets	279	272	243
Short term leases	382	203	630
Legal and consultancy fees	2,590	928	460
Accounting and legal fees related to offering	963	724	—
Costs related to lease termination	—	155	121
Employees’ bonuses related to offering	1,085	—	—
Acquisition related costs	520	—	—
Other	1,550	233	897
Total general and administrative expenses	13,014	5,956	4,213